United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Six months ended 04/30/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
Institutional	FMCRX
Service*	FMDCX

*formerly, Institutional Service Shares

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's sector composition1 for its equity security investments was as follows:

Sector	Percentage of Total Net Assets
Financials	20.6%
Industrials	16.7%
Information Technology	16.5%
Consumer Discretionary	12.9%
Health Care	10.1%
Materials	6.4%
Energy	5.7%
Utilities	4.7%
Consumer Staples	4.1%
Telecommunication Services	0.5%
Securities Lending Collateral[2]	3.7%
Cash Equivalents[3]	1.9%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities — Net[5]	(3.9)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 99.9%.
Semi-Annual Shareholder Report
1

Portfolio of Investments

April 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.2%[1]
		Consumer Discretionary – 12.9%
49,073	[2]	AMC Networks, Inc.	2,085,602
64,847		Aaron's, Inc.	1,761,893
62,223		Advance Auto Parts, Inc.	5,712,071
68,934	[2]	Aeropostale, Inc.	1,528,956
165,381		American Eagle Outfitters, Inc.	2,978,512
41,246	[2]	Ann, Inc.	1,142,102
115,064	[2]	Ascena Retail Group, Inc.	2,356,511
36,618	[2]	Bally Technologies, Inc.	1,777,804
35,105	[2,3]	Barnes & Noble, Inc.	728,429
25,083		Bob Evans Farms, Inc.	959,174
67,020		Brinker International, Inc.	2,109,119
43,699	[2]	Carter's, Inc.	2,372,856
46,603	[2]	Cheesecake Factory, Inc.	1,467,994
143,139		Chicos Fas, Inc.	2,198,615
86,756		Cinemark Holdings, Inc.	1,991,918
51,615	[2]	Collective Brands, Inc.	1,072,044
33,028	[2,3]	Deckers Outdoor Corp.	1,684,758
82,435		Dick's Sporting Goods, Inc.	4,171,211
60,905	[2,3]	Dreamworks Animation SKG, Inc.	1,096,899
129,059		Foot Locker, Inc.	3,947,915
122,918		Gentex Corp.	2,700,508
57,022		Guess ?, Inc.	1,669,604
33,592		HSN, Inc.	1,300,010
83,217	[2]	Hanesbrands, Inc.	2,348,384
16,751	[2]	ITT Educational Services, Inc.	1,105,901
24,093		International Speedway Corp., Class A	643,042
61,939		KB HOME	537,631
125,644	[2]	LKQ Corp.	4,202,792
49,992	[2]	Lamar Advertising Co.	1,590,745
36,254	[2]	Life Time Fitness, Inc.	1,687,986
32,294		M.D.C. Holdings, Inc.	907,784
24,239		Matthews International Corp., Class A	727,170
31,861		Meredith Corp.	918,553
48,718	[2]	Mohawk Industries, Inc.	3,265,080
4,316	[2]	NVR, Inc.	3,383,485
Semi-Annual Shareholder Report
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Shares			Value
103,072	[2]	New York Times Co., Class A	650,384
239,867	[2]	Office Depot, Inc.	729,196
57,663		PVH Corp.	5,120,474
25,357	[2]	Panera Bread Co.	4,004,377
95,279		PetSmart, Inc.	5,550,955
58,420		Polaris Industries, Inc., Class A	4,640,885
85,117	[3]	RadioShack Corp.	440,906
48,339		Regis Corp.	887,021
50,577		Rent-A-Center, Inc.	1,730,239
133,013	[2,3]	Saks, Inc.	1,457,822
21,525		Scholastic Corp.	657,589
49,794	[2]	Scientific Games Holdings Corp.	505,907
189,046		Service Corp. International	2,189,153
74,181		Signet Jewelers Ltd.	3,617,807
57,666		Sothebys Holdings, Inc., Class A	2,267,427
9,739		Strayer Education, Inc.	961,045
252,462		The Wendy's Co.	1,229,490
37,449		Thor Industries, Inc.	1,266,900
125,131	[2]	Toll Brothers, Inc.	3,178,327
60,848		Tractor Supply Co.	5,988,052
47,902		Tupperware Brands Corp.	2,983,816
31,341	[2,3]	Under Armour, Inc., Class A	3,069,224
36,447	[2,3]	Valassis Communications, Inc.	728,940
47,566	[2]	WMS Industries, Inc.	1,165,843
34,555	[2]	Warnaco Group, Inc.	1,830,033
40,178		Wiley (John) & Sons, Inc., Class A	1,815,644
87,788		Williams-Sonoma, Inc.	3,396,518
		TOTAL	132,197,032
		Consumer Staples – 4.1%
121,520		Church and Dwight, Inc.	6,173,216
65,010		Corn Products International, Inc.	3,709,471
56,278	[2]	Energizer Holdings, Inc.	4,014,310
96,333		Flowers Foods, Inc.	2,066,343
110,989	[2,3]	Green Mountain Coffee, Inc.	5,410,714
42,067		Harris Teeter Supermarkets, Inc.	1,597,284
16,985		Lancaster Colony Corp.	1,107,592
129,413	[2]	Monster Beverage Co.	8,406,668
23,530		Post Holdings, Inc.	700,017
Semi-Annual Shareholder Report
3

Shares			Value
47,130	[2]	Ralcorp Holdings, Inc.	3,431,535
179,463		SUPERVALU, Inc.	1,066,010
137,358	[2]	Smithfield Foods, Inc.	2,879,024
21,948	[3]	Tootsie Roll Industries, Inc.	522,582
19,821		Universal Corp.	908,396
		TOTAL	41,993,162
		Energy – 5.7%
181,936		Arch Coal, Inc.	1,775,695
48,372	[2]	Atwood Oceanics, Inc.	2,144,331
39,976	[2]	Bill Barrett Corp.	958,624
16,963	[3]	Carbo Ceramics, Inc.	1,426,419
73,186		Cimarex Energy Co.	5,057,884
64,467	[2]	Dresser-Rand Group, Inc.	3,138,253
29,520	[2]	Dril-Quip, Inc.	1,989,353
61,538		Energen Corp.	3,223,360
95,477	[2]	Forest Oil Corp.	1,271,754
90,036	[2]	Helix Energy Solutions Group, Inc.	1,837,635
177,723		HollyFrontier Corp.	5,477,423
54,146	[2,3]	Northern Oil and Gas, Inc.	1,052,057
92,215		Oceaneering International, Inc.	4,761,060
43,803	[2]	Oil States International, Inc.	3,485,843
79,145	[2,3]	Patriot Coal Corp.	461,415
132,008		Patterson-UTI Energy, Inc.	2,134,569
109,426	[2]	Plains Exploration & Production Co.	4,470,052
102,171	[2,3]	Quicksilver Resources, Inc.	480,204
54,702		SM Energy Co.	3,616,349
134,454	[2]	Superior Energy Services, Inc.	3,619,502
43,760		Tidewater, Inc.	2,408,113
35,348	[2]	Unit Corp.	1,493,453
60,727		World Fuel Services Corp.	2,675,632
		TOTAL	58,958,980
		Financials – 20.6%
45,692	[2]	Affiliated Managers Group	5,191,525
52,951		Alexandria Real Estate Equities, Inc.	3,967,089
12,387	[2]	Alleghany Corp.	4,247,502
63,723		American Campus Communities, Inc.	2,832,487
65,164		American Financial Group, Inc.	2,536,183
168,210		Apollo Investment Corp.	1,219,523
Semi-Annual Shareholder Report
4

Shares			Value
60,268		Aspen Insurance Holdings Ltd.	1,706,790
148,473		Associated Banc-Corp.	1,979,145
71,268		Astoria Financial Corp.	690,587
64,614		BRE Properties, Inc., Class A	3,392,235
70,040		Bancorpsouth, Inc.	943,439
39,175		Bank of Hawaii Corp.	1,915,266
95,283		Berkley, W. R. Corp.	3,588,358
131,671		BioMed Realty Trust, Inc.	2,609,719
99,133		Brown & Brown	2,673,617
75,754		CBOE Holdings, Inc.	2,002,936
67,236		Camden Property Trust	4,549,860
67,132		Cathay Bancorp, Inc.	1,156,013
39,958		City National Corp.	2,128,163
67,558		Commerce Bancshares, Inc.	2,709,076
61,450		Corporate Office Properties Trust	1,447,148
52,278		Cullen Frost Bankers, Inc.	3,082,311
220,997		Duke Realty Corp.	3,275,176
127,230		East West Bancorp, Inc.	2,897,027
98,638		Eaton Vance Corp.	2,594,179
50,857		Equity One, Inc.	1,056,808
29,700		Essex Property Trust, Inc.	4,691,709
45,844		Everest Re Group Ltd.	4,543,140
54,327		Federal Realty Investment Trust	5,468,556
189,032		Fidelity National Financial, Inc., Class A	3,642,647
300,158		First Niagara Financial Group, Inc.	2,683,413
93,256		FirstMerit Corp.	1,566,701
170,735		Fulton Financial Corp.	1,791,010
98,147		Gallagher (Arthur J.) & Co.	3,686,401
24,659		Greenhill & Co., Inc.	958,002
88,839		HCC Insurance Holdings, Inc.	2,839,294
72,302		Hancock Holding Co.	2,326,678
38,426		Hanover Insurance Group, Inc.	1,550,873
61,841		Highwoods Properties, Inc.	2,147,738
41,284		Home Properties, Inc.	2,520,388
105,438		Hospitality Properties Trust	2,907,980
45,326		International Bancshares Corp.	894,282
160,669		Janus Capital Group, Inc.	1,217,871
128,254	[3]	Jefferies Group, Inc.	2,043,086
Semi-Annual Shareholder Report
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Shares			Value
37,218		Jones Lang LaSalle, Inc.	2,975,207
42,838		Kemper Corp.	1,284,712
99,441		Liberty Property Trust	3,624,624
112,619		Macerich Co. (The)	6,933,952
74,894		Mack-Cali Realty Corp.	2,150,956
30,535		Mercury General Corp.	1,379,877
90,232		National Retail Properties, Inc.	2,470,552
374,283		New York Community Bancorp, Inc.	5,049,078
221,218		Old Republic International Corp.	2,201,119
88,620		Omega Healthcare Investors	1,897,354
34,307		Potlatch Corp.	1,073,809
40,287		Prosperity Bancshares, Inc.	1,879,389
69,707		Protective Life Corp.	2,039,627
95,130		Raymond James Financial, Inc.	3,483,661
104,464		Rayonier, Inc.	4,737,442
113,833		Realty Income Corp.	4,478,190
76,750		Regency Centers Corp.	3,450,680
62,626		Reinsurance Group of America	3,641,076
123,575		SEI Investments Co.	2,494,979
73,694		SL Green Realty Corp.	6,075,333
37,224	[2]	SVB Financial Group	2,385,686
138,831		Senior Housing Properties Trust	3,065,388
39,412	[2]	Signature Bank	2,588,974
37,841		StanCorp Financial Group, Inc.	1,452,338
673,961		Synovus Financial Corp.	1,415,318
134,589		TCF Financial Corp.	1,543,736
49,533		Taubman Centers, Inc.	3,822,957
54,735		Trustmark Corp.	1,393,006
190,558		UDR, Inc.	5,017,392
160,165		Valley National Bancorp	2,018,079
73,009		Waddell & Reed Financial, Inc., Class A	2,334,828
91,870		Washington Federal, Inc.	1,611,400
62,746		Webster Financial Corp. Waterbury	1,426,217
103,149		Weingarten Realty Investors	2,739,637
23,966		WestAmerica Bancorp.	1,099,320
		TOTAL	211,107,824
		Health Care – 10.1%
162,529	[2]	Allscripts Healthcare Solutions, Inc.	1,800,821
Semi-Annual Shareholder Report
6

Shares			Value
41,046	[2]	Amerigroup Corp.	2,535,001
16,852	[2]	Bio-Rad Laboratories, Inc., Class A	1,819,847
42,863	[2]	Catalyst Health Solutions, Inc.	3,702,077
41,720	[2]	Charles River Laboratories International, Inc.	1,482,312
75,409	[2]	Community Health Systems, Inc.	1,835,455
40,746		Cooper Cos., Inc.	3,592,575
49,930	[2]	Covance, Inc.	2,334,727
99,728	[2]	Endo Pharmaceuticals Holdings, Inc.	3,504,442
38,598	[2]	Gen-Probe, Inc.	3,147,667
73,349	[2]	HMS Holdings Corp.	1,764,777
216,910	[2]	Health Management Association, Class A	1,561,752
70,821	[2]	Health Net, Inc.	2,521,936
76,613	[2]	Henry Schein, Inc.	5,879,282
52,821		Hill-Rom Holdings, Inc.	1,714,041
225,059	[2]	Hologic, Inc.	4,303,128
46,982	[2]	IDEXX Laboratories, Inc.	4,131,127
41,242	[2]	LifePoint Hospitals, Inc.	1,609,263
74,255		Lincare Holdings, Inc.	1,811,822
41,889	[2]	MEDNAX, Inc.	2,942,283
49,715	[2]	Masimo Corp.	1,100,193
50,199		Medicis Pharmaceutical Corp., Class A	1,931,156
26,871	[2]	Mettler-Toledo International, Inc.	4,818,508
96,949		Omnicare, Inc.	3,377,703
54,144		Owens & Minor, Inc.	1,583,171
64,977	[2]	Regeneron Pharmaceuticals, Inc.	8,788,789
123,046	[2]	ResMed, Inc.	4,184,794
49,482		Steris Corp.	1,554,230
31,584		Techne Corp.	2,114,233
34,757		Teleflex, Inc.	2,178,221
49,864	[2]	Thoratec Laboratories Corp.	1,735,766
45,744	[2]	United Therapeutics Corp.	2,001,300
82,528		Universal Health Services, Inc., Class B	3,524,771
74,481	[2]	VCA Antech, Inc.	1,762,220
179,475	[2]	Vertex Pharmaceuticals, Inc.	6,906,198
36,530	[2]	Wellcare Health Plans, Inc.	2,234,905
		TOTAL	103,790,493
		Industrials – 16.7%
82,956	[2]	AGCO Corp.	3,863,261
Semi-Annual Shareholder Report
7

Shares			Value
136,942		AMETEK, Inc.	6,892,291
35,907		Acuity Brands, Inc.	1,995,352
99,910	[2]	Aecom Technology Corp.	2,205,014
60,632	[2]	Alaska Air Group, Inc.	2,049,362
35,713		Alexander and Baldwin, Inc.	1,827,077
28,126		Alliant Techsystems, Inc.	1,499,116
88,669	[2]	BE Aerospace, Inc.	4,170,103
39,978		Brinks Co. (The)	1,015,441
42,877		CLARCOR, Inc.	2,058,954
52,713		Carlisle Cos., Inc.	2,902,378
40,407	[2]	Clean Harbors, Inc.	2,757,374
47,605		Con-way, Inc.	1,547,162
91,070	[2]	Copart, Inc.	2,405,159
28,422		Corporate Executive Board Co.	1,175,818
84,941		Corrections Corp. of America	2,453,945
41,413		Crane Co.	1,827,556
43,374		Deluxe Corp.	1,032,735
127,214		Donaldson Co., Inc.	4,409,237
26,132	[2]	Esterline Technologies Corp.	1,789,781
157,563		Exelis, Inc.	1,816,701
35,478	[2]	FTI Consulting, Inc.	1,289,271
134,674	[2]	Fortune Brands Home & Security, Inc.	3,062,487
39,779		GATX Corp.	1,705,326
43,251		Gardner Denver, Inc.	2,817,370
42,468	[2]	General Cable Corp.	1,250,258
51,056		Graco, Inc.	2,721,795
29,643		Granite Construction, Inc.	825,261
38,267		HNI Corp.	923,000
68,900		Harsco Corp.	1,536,470
50,855		Hubbell, Inc., Class B	4,080,605
76,893		Hunt (J.B.) Transportation Services, Inc.	4,254,490
41,665	[2]	Huntington Ingalls Industries, Inc.	1,643,684
71,496		IDEX Corp.	3,096,492
80,944		ITT Corp.	1,818,002
175,330	[2,3]	Jet Blue Airways Corp.	832,817
126,325		KBR, Inc.	4,277,364
93,830		Kansas City Southern Industries, Inc.	7,226,787
68,039		Kennametal, Inc.	2,873,287
Semi-Annual Shareholder Report
8

Shares			Value
47,646	[2]	Kirby Corp.	3,162,265
40,651	[2]	Korn/Ferry International	656,514
40,039		Landstar System, Inc.	2,144,889
43,402		Lennox International, Inc.	1,883,647
71,531		Lincoln Electric Holdings	3,505,734
39,299		MSC Industrial Direct Co.	2,896,729
68,390		Manpower, Inc.	2,913,414
49,678		Miller Herman, Inc.	970,211
26,254		Mine Safety Appliances Co.	1,114,745
48,590		Nordson Corp.	2,619,001
78,040	[2]	OshKosh Truck Corp.	1,781,653
84,134	[3]	Pentair, Inc.	3,646,368
35,517		Regal Beloit Corp.	2,402,370
55,190		Rollins, Inc.	1,172,787
43,715		SPX Corp.	3,356,438
55,616	[2]	Shaw Group, Inc.	1,683,496
93,646	[2]	Terex Corp.	2,120,145
44,535	[2]	Thomas & Betts Corp.	3,202,512
71,683		Timken Co.	4,050,806
43,196		Towers Watson & Company	2,825,018
68,404		Trinity Industries, Inc.	2,024,758
36,862		Triumph Group, Inc.	2,315,671
67,960		URS Corp.	2,807,428
87,753		UTI Worldwide, Inc.	1,462,842
70,446	[2,3]	United Rentals, Inc.	3,288,419
19,186		Valmont Industries, Inc.	2,377,721
40,947		Wabtec Corp.	3,184,858
105,169		Waste Connections, Inc.	3,389,597
24,229		Watsco, Inc.	1,743,277
37,906		Werner Enterprises, Inc.	895,340
51,283		Woodward Governor Co.	2,132,860
		TOTAL	171,660,096
		Information Technology – 16.5%
33,432	[2]	ACI Worldwide, Inc.	1,332,600
80,884	[2,3]	AOL, Inc.	2,025,335
66,745	[2]	Acxiom Corp.	916,409
54,499		Adtran, Inc.	1,663,309
27,453	[2]	Advent Software, Inc.	740,956
Semi-Annual Shareholder Report
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Shares			Value
42,699	[2]	Alliance Data Systems Corp.	5,486,395
79,164	[2]	Ansys, Inc.	5,309,529
95,493	[2]	Arrow Electronics, Inc.	4,015,481
384,826	[2,3]	Atmel Corp.	3,413,407
123,784	[2]	Avnet, Inc.	4,466,127
105,944		Broadridge Financial Solutions	2,458,960
84,123	[2]	CIENA Corp.	1,246,703
233,725	[2]	Cadence Design Systems, Inc.	2,727,571
186,414	[2]	Compuware Corp.	1,625,530
39,996	[2]	Concur Technologies, Inc.	2,262,174
98,876	[2]	Convergys Corp.	1,321,972
90,915	[2]	CoreLogic, Inc.	1,518,281
98,669	[2,3]	Cree, Inc.	3,048,872
132,194	[2]	Cypress Semiconductor Corp.	2,049,007
28,592		DST Systems, Inc.	1,600,580
53,470		Diebold, Inc.	2,109,392
39,817	[2,3]	Equinix, Inc.	6,537,951
38,552		FactSet Research Systems	4,042,563
30,727		Fair Isaac & Co., Inc.	1,318,188
107,922	[2]	Fairchild Semiconductor International, Inc., Class A	1,529,255
90,014		First American Financial Corp.	1,507,735
79,680	[2]	Gartner Group, Inc., Class A	3,489,984
66,849		Global Payments, Inc.	3,103,799
74,049		Henry Jack & Associates, Inc.	2,514,704
91,611	[2]	Informatica Corp.	4,215,938
128,090	[2]	Ingram Micro, Inc., Class A	2,492,631
120,957	[2]	Integrated Device Technology, Inc.	818,879
58,942	[2]	International Rectifier Corp.	1,286,704
107,921		Intersil Holding Corp.	1,108,349
33,988	[2]	Itron, Inc.	1,386,710
102,285	[2,3]	Lam Research Corp.	4,260,170
72,034		Lender Processing Services	1,912,503
196,443	[2]	MEMC Electronic Materials, Inc.	705,230
68,210	[2]	MICROS Systems Corp.	3,876,374
103,625	[2]	MSCI, Inc., Class A	3,791,639
19,735		ManTech International Corp., Class A	620,074
79,663	[2]	Mentor Graphics Corp.	1,151,130
105,046	[2]	Monster Worldwide, Inc.	906,547
Semi-Annual Shareholder Report
10

Shares			Value
135,045	[2]	NCR Corp.	3,173,558
79,318		National Instruments Corp.	2,157,450
57,492	[2]	NeuStar, Inc., Class A	2,089,834
101,123	[2]	Parametric Technology Corp.	2,182,234
36,678		Plantronics, Inc.	1,405,501
151,479	[2]	Polycom, Inc.	2,010,126
84,203	[2]	Qlogic Corp.	1,452,502
48,407	[2]	Quest Software, Inc.	1,126,431
237,283	[2]	RF Micro Devices, Inc.	1,027,435
88,948	[2]	Rackspace Hosting, Inc.	5,166,989
134,389	[2]	Riverbed Technology, Inc.	2,651,495
91,551	[2]	Rovi Corp.	2,618,359
55,548	[2]	Semtech Corp.	1,514,238
36,021	[2]	Silicon Laboratories, Inc.	1,278,385
160,757	[2]	Skyworks Solutions, Inc.	4,362,945
59,783		Solera Holdings, Inc.	2,686,648
124,389	[2]	Synopsys, Inc.	3,732,914
35,230	[2]	Tech Data Corp.	1,895,022
311,335		Tellabs, Inc.	1,173,733
142,169	[2]	Tibco Software, Inc.	4,677,360
106,150	[2]	Trimble Navigation Ltd.	5,746,961
68,559	[2]	ValueClick, Inc.	1,452,080
90,406	[2]	Verifone Systems, Inc.	4,306,942
134,179	[2]	Vishay Intertechnology, Inc.	1,505,488
33,021	[2]	Wright Express Corp.	2,107,400
44,357	[2]	Zebra Technologies Corp., Class A	1,720,608
		TOTAL	169,138,285
		Materials – 6.4%
75,884		Albemarle Corp.	4,955,225
56,396		Aptargroup, Inc.	3,074,146
66,810		Ashland, Inc.	4,400,775
53,810		Cabot Corp.	2,320,825
37,518		Carpenter Technology Corp.	2,088,252
98,630		Commercial Metals Corp.	1,457,751
28,168		Compass Minerals International, Inc.	2,155,415
39,045		Cytec Industries, Inc.	2,482,091
31,355		Domtar, Corp.	2,742,935
26,261		Greif, Inc., Class A	1,408,640
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Shares			Value
44,940	[2]	Intrepid Potash, Inc.	1,116,759
116,929	[2]	Louisiana-Pacific Corp.	1,058,207
39,006		Martin Marietta Materials	3,232,817
15,141		Minerals Technologies, Inc.	1,015,961
9,040		Newmarket Corp.	2,017,909
68,431		Olin Corp.	1,434,314
82,356		Packaging Corp. of America	2,403,972
112,050		RPM International, Inc.	2,977,169
63,995		Reliance Steel & Aluminum Co.	3,576,681
60,259		Rock-Tenn Co.	3,755,943
36,944		Scotts Miracle-Gro Co.	1,935,866
42,891		Sensient Technologies Corp.	1,593,401
42,306		Silgan Holdings, Inc.	1,855,964
85,775		Sonoco Products Co.	2,841,726
187,013		Steel Dynamics, Inc.	2,388,156
79,776		Valspar Corp.	4,080,542
44,711		Worthington Industries, Inc.	797,644
		TOTAL	65,169,086
		Telecommunication Services – 0.5%
127,970	[2]	TW Telecom, Inc.	2,787,187
82,376		Telephone and Data System, Inc.	2,000,913
		TOTAL	4,788,100
		Utilities – 4.7%
94,731		Alliant Energy Corp.	4,285,630
118,507		Aqua America, Inc.	2,691,294
77,134		Atmos Energy Corp.	2,513,026
37,460		Black Hills Corp.	1,236,555
51,915		Cleco Corp.	2,118,132
116,149		Great Plains Energy, Inc.	2,371,762
81,924		Hawaiian Electric Industries, Inc.	2,174,263
42,606		Idacorp, Inc.	1,735,768
161,150		MDU Resources Group, Inc.	3,696,781
201,444		NV Energy, Inc.	3,354,043
70,874		National Fuel Gas Co.	3,353,758
83,698		OGE Energy Corp.	4,516,344
67,997		PNM Resources, Inc.	1,275,624
151,839		Questar Corp.	2,998,820
95,687		UGI Corp.	2,792,147
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Shares			Value
69,869		Vectren Corp.	2,057,642
43,900		WGL Holdings, Inc.	1,760,829
107,774		Westar Energy, Inc.	3,092,036
		TOTAL	48,024,454
		TOTAL COMMON STOCKS (IDENTIFIED COST $795,111,836)	1,006,827,512
		MUTUAL FUND – 5.6%
57,479,209	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	57,479,209
		TOTAL INVESTMENTS — 103.8% (IDENTIFIED COST $852,591,045)[7]	1,064,306,721
		OTHER ASSETS AND LIABILITIES - NET — (3.8)%[8]	(39,498,579)
		TOTAL NET ASSETS — 100%	$1,024,808,142

At April 30, 2012, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2] S&P Midcap 400 Index Long Futures	186	$18,406,560	June 2012	$531,376

Unrealized Appreciation on Futures Contracts is Included in “Other Assets and
Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $18,406,560 at April 30, 2012, which represents 1.8% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 99.9%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	The cost of investments for federal tax purposes amounts to $852,975,822.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 4/30/2012[1]
Net Asset Value, Beginning of Period	$20.25
Income From Investment Operations:
Net investment income	0.03
Net realized and unrealized gain on investments and futures contracts	2.40
TOTAL FROM INVESTMENT OPERATIONS	2.43
Less Distributions:
Distributions from net investment income	(0.06)
Net Asset Value, End of Period	$22.62
Total Return[2]	11.99%
Ratios to Average Net Assets:
Net expenses	0.29%[3]
Net investment income	0.56%[3]
Expense waiver/reimbursement[4]	0.20%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,061
Portfolio turnover	2%[5]
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to April 30, 2012.
2	Based on net asset value. Total return for the period of less than one year is not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratio shown above.
5	Portfolio turnover is calculated at Fund level. Percentage indicated was calculated for the period from November 1, 2011 to April 30, 2012.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.19	$20.17	$16.01	$14.06	$25.79	$23.49
Income From Investment Operations:
Net investment income	0.08	0.15	0.16	0.17	0.24	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	2.39	1.45	4.16	2.21	(8.69)	3.37
TOTAL FROM INVESTMENT OPERATIONS	2.47	1.60	4.32	2.38	(8.45)	3.71
Less Distributions:
Distributions from net investment income	(0.09)	(0.15)	(0.16)	(0.20)	(0.22)	(0.35)
Distributions from net realized gain on investments and futures contracts	(0.94)	(0.43)	—	(0.23)	(3.06)	(1.06)
TOTAL DISTRIBUTIONS	(1.03)	(0.58)	(0.16)	(0.43)	(3.28)	(1.41)
Net Asset Value, End of Period	$22.63	$21.19	$20.17	$16.01	$14.06	$25.79
Total Return[1]	12.22%	7.95%	27.07%[2]	17.80%	(36.58)%	16.59%
Ratios to Average Net Assets:
Net expenses	0.54%[3]	0.54%	0.54%	0.54%[4]	0.49%	0.49%
Net investment income	0.79%[3]	0.69%	0.88%	1.27%	1.13%	1.41%
Expense waiver/reimbursement[5]	0.19%[3]	0.19%	0.19%	0.21%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,023,747	$926,540	$883,235	$731,613	$604,507	$1,257,048
Portfolio turnover	2%	8%	12%	18%	19%	17%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.54% for the year ended October 31, 2009, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $36,992,702 of securities loaned and $57,479,209 of investments in an affiliated holding (Note 5) (identified cost $852,591,045)		$1,064,306,721
Restricted cash (Note 2)		1,236,000
Income receivable		418,414
Receivable for investments sold		564,512
Receivable for shares sold		765,667
TOTAL ASSETS		1,067,291,314
Liabilities:
Payable for investments purchased	$1,848,176
Payable for shares redeemed	1,682,081
Payable for daily variation margin	161,547
Payable for collateral due to broker for securities lending	38,507,202
Payable for Directors'/Trustees' fees	1,330
Payable for shareholder services fee (Note 5)	200,663
Accrued expenses	82,173
TOTAL LIABILITIES		42,483,172
Net assets for 45,288,198 shares outstanding		$1,024,808,142
Net Assets Consist of:
Paid-in capital		$802,281,324
Net unrealized appreciation of investments and futures contracts		212,247,052
Accumulated net realized gain on investments and futures contracts		10,436,729
Distributions in excess of net investment income		(156,963)
TOTAL NET ASSETS		$1,024,808,142
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,061,291 ÷ 46,922 shares outstanding, no par value, unlimited shares authorized		$22.62
Service Shares:
$1,023,746,851 ÷ 45,241,276 shares outstanding, no par value, unlimited shares authorized		$22.63

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Dividends (including $14,178 received from an affiliated holding (Note 5))			$6,349,150
Interest (including income on securities loaned of $72,341)			72,455
TOTAL INCOME			6,421,605
Expenses:
Management fee (Note 5)		$1,921,877
Custodian fees		40,055
Transfer and dividend disbursing agent fees and expenses		241,382
Directors'/Trustees' fees		6,039
Auditing fees		11,635
Legal fees		4,038
Portfolio accounting fees		64,092
Shareholder services fee (Note 5)		1,176,964
Account administration fee (Note 2)		12,318
Share registration costs		20,217
Printing and postage		19,627
Insurance premiums		2,701
Miscellaneous		16,860
TOTAL EXPENSES		3,537,805
Waiver/reimbursement of management fee (Note 5)	$(924,803)
Net expenses			2,613,002
Net investment income			3,808,603
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			21,659,714
Net realized gain on futures contracts			2,168,693
Net change in unrealized appreciation of investments			84,496,428
Net change in unrealized appreciation of futures contracts			(198,077)
Net realized and unrealized gain on investments and futures contracts			108,126,758
Change in net assets resulting from operations			$111,935,361

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,808,603	$6,739,604
Net realized gain on investments and futures contracts	23,828,407	41,586,502
Net change in unrealized appreciation/depreciation of investments and futures contracts	84,298,351	22,782,172
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	111,935,361	71,108,278
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,262)	—
Service Shares	(4,402,425)	(6,903,421)
Distributions from net realized gain on investments
Service Shares	(40,564,917)	(18,885,065)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(44,969,604)	(25,788,486)
Share Transactions:
Proceeds from sale of shares	97,335,982	228,272,023
Net asset value of shares issued to shareholders in payment of distributions declared	41,794,274	23,840,324
Cost of shares redeemed	(107,827,650)	(254,127,446)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	31,302,606	(2,015,099)
Regulatory Settlement Proceeds
Change in net assets	98,268,363	43,304,693
Net Assets:
Beginning of period	926,539,779	883,235,086
End of period (including undistributed (distributions in excess of) net investment income of $(156,963) and $439,121, respectively)	$1,024,808,142	$926,539,779

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2012 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.

Effective January 4, 2012, the Fund began offering Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended April 30, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Service Shares	$12,318

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long futures contracts held by the Fund throughout the period was $15,954,556. This is based on amounts held as of each month-end throughout the fiscal period.

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Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2012, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$36,992,702	$38,507,202

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$(531,376)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$2,168,693
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(198,077)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Period Ended 4/30/2012[1]		Year Ended 10/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	46,864	$1,055,598	—	—
Shares issued to shareholders in payment of distributions declared	99	2,261	—	—
Shares redeemed	(41)	(935)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	46,922	$1,056,924	—	—
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,523,005	$96,280,384	10,346,587	$228,272,023
Shares issued to shareholders in payment of distributions declared	2,045,602	41,792,013	1,120,436	23,840,324
Shares redeemed	(5,049,560)	(107,826,715)	(11,544,626)	(254,127,446)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,519,047	$30,245,682	(77,603)	$(2,015,099)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,565,969	$31,302,606	(77,603)	$(2,015,099)
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to April 30, 2012.

4. FEDERAL TAX INFORMATION

At April 30, 2012, the cost of investments for federal tax purposes was $852,975,822. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $211,330,899. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $282,810,706 and net unrealized depreciation from investments for those securities having an excess of cost over value of $71,479,807.

5. management FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund's manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the Manager voluntarily waived $898,013 of its fee.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2012, FSSC received $4,371 of fees paid by the Fund.

Expense Limitation

The Manager and its affiliate (FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.29% and 0.54%, respectively, (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2012, the Manager reimbursed $26,790. Transactions involving the affiliated holding during the six months ended April 30, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	44,759,780
Purchases/Additions	236,365,020
Sales/Reductions	223,645,591
Balance of Shares Held 4/30/2012	57,479,209
Value	$57,479,209
Dividend Income	$14,178

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2012, were as follows:

Purchases	$30,414,730
Sales	$19,340,080
Semi-Annual Shareholder Report
26

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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27

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,119.90	$0.99[2]
Service Shares	$1,000	$1,122.20	$2.85
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,015.19	$0.94[2]
Service Shares	$1,000	$1,022.18	$2.72
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.29%
Service Shares	0.54%
2	“Actual” expense information for the Fund's Institutional Shares is for the period from January 4, 2012 (date of initial investment) to April 30, 2012. Actual expenses are equal to the Fund's annualized net expense ratio of 0.29%, multiplied by 118/366 (to reflect the date of initial investment to April 30, 2012). “Hypothetical” expense information for Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).
Semi-Annual Shareholder Report
29

Evaluation and Approval of Advisory Contract – May 2011

Federated mid-cap index fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was Semi-Annual Shareholder Report

30

included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in Semi-Annual Shareholder Report

31

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, different portfolio management techniques made necessary by different cash flows, and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

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The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as information that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common Semi-Annual Shareholder Report

33

industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420E882
CUSIP 31420E205

3042108 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
C	MXCCX
R	FMXKX
Institutional	FISPX
Service*	FMXSX

*formerly, Institutional Service Shares

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's sector composition1 for its equity security investments was as follows:

Sector	Percentage of Total Net Assets
Information Technology	19.6%
Financials	14.1%
Energy	11.0%
Health Care	11.0%
Consumer Discretionary	10.9%
Consumer Staples	10.6%
Industrials	10.1%
Materials	3.3%
Utilities	3.3%
Telecommunication Services	2.8%
Other Securities[2]	0.3%
Derivative Contracts[3]	0.1%
Cash Equivalents[4]	3.0%
Other Assets and Liabilities — Net[5]	(0.1)%
TOTAL[6]	100.0%
1	Except for Other Securities, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Other Securities include an exchange-traded fund and a warrant.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 99.8%.
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 96.7%[1]
		Consumer Discretionary – 10.9%
754		Aaron's, Inc.	20,486
3,290		Abercrombie & Fitch Co., Class A	165,059
3,095		Advance Auto Parts, Inc.	284,121
15,000	[2]	Amazon.com, Inc.	3,478,500
14,463	[2]	Apollo Group, Inc., Class A	509,387
1,537	[2]	AutoNation, Inc.	53,149
2,584	[2]	AutoZone, Inc.	1,023,677
8,029	[2]	Bed Bath & Beyond, Inc.	565,161
9,604		Best Buy Co., Inc.	211,960
2,183	[2]	Big Lots, Inc.	79,985
9,988		Block (H&R), Inc.	146,824
3,703	[2]	BorgWarner, Inc.	292,685
22,011		CBS Corp. (New), Class B	734,067
7,298		Cablevision Systems Corp., Class A	108,156
7,643	[2]	CarMax, Inc.	235,939
15,361		Carnival Corp.	499,079
2,800	[2]	Charter Communications, Inc.	169,316
1,061	[2]	Chipotle Mexican Grill, Inc.	439,413
200		Choice Hotels International, Inc.	7,524
19,370		Coach, Inc.	1,417,109
96,725		Comcast Corp., Class A	2,933,669
9,386		D. R. Horton, Inc.	153,461
31,036	[2]	DIRECTV Group, Inc., Class A	1,529,144
4,333		Darden Restaurants, Inc.	216,997
2,073		DeVRY, Inc.	66,647
8,768	[2]	Discovery Communications, Inc.	477,155
3,203	[2]	Discovery Communications, Inc.	159,157
2,282	[2]	Dollar General Corp.	108,304
5,552	[2]	Dollar Tree, Inc.	564,416
3,189		Expedia, Inc.	135,947
4,037		Family Dollar Stores, Inc.	272,699
166,668		Ford Motor Co.	1,880,015
1,753	[2]	Fossil, Inc.	229,065
4,703		GameStop Corp.	107,040
8,618		Gannett Co., Inc.	119,101
Semi-Annual Shareholder Report

Shares			Value
11,264		Gap (The), Inc.	321,024
2,900		Garmin Ltd.	136,677
6,318		Genuine Parts Co.	409,280
8,477	[2]	Goodyear Tire & Rubber Co.	93,077
1,800	[2]	Groupon, Inc.	19,278
7,753		Harley-Davidson, Inc.	405,715
2,375		Harman International Industries, Inc.	117,753
5,309		Hasbro, Inc.	195,053
55,119		Home Depot, Inc.	2,854,613
1,627	[2]	ITT Educational Services, Inc.	107,415
10,171		International Game Technology	158,464
14,951		Interpublic Group of Cos., Inc.	176,571
23,085		Johnson Controls, Inc.	738,027
8,596		Kohl's Corp.	430,917
1,500		Lear Corp.	62,250
4,674		Leggett and Platt, Inc.	101,753
5,477		Lennar Corp., Class A	151,932
5,300	[2]	Liberty Media Corp.	463,432
8,343		Limited Brands, Inc.	414,647
42,078		Lowe's Cos., Inc.	1,324,195
2,472	[2]	Lululemon Athletica, Inc.	183,274
16,123		Macy's, Inc.	661,365
9,060		Marriott International, Inc., Class A	354,155
700	[2]	Marriott Vacations Worldwide Corp.	20,671
11,497		Mattel, Inc.	386,299
48,810		McDonald's Corp.	4,756,535
11,577		McGraw-Hill Cos., Inc.	569,241
5,200	[2]	Michael Kors Holdings Ltd.	237,484
310	[2]	NVR, Inc.	243,021
1,863	[2]	NetFlix, Inc.	149,301
9,913		Newell Rubbermaid, Inc.	180,417
72,980		News Corp., Inc.	1,430,408
15,748		Nike, Inc., Class B	1,761,729
5,423		Nordstrom, Inc.	302,929
4,318	[2]	O'Reilly Automotive, Inc.	455,376
9,252		Omnicom Group, Inc.	474,720
844	[2]	Penn National Gaming, Inc.	37,963
4,892		Penney (J.C.) Co., Inc.	176,406
Semi-Annual Shareholder Report

Shares			Value
2,619	[2]	Priceline.com, Inc.	1,992,588
11,564	[2]	Pulte Group, Inc.	113,790
2,923		Ralph Lauren Corp.	503,545
8,503		Ross Stores, Inc.	523,700
1,564	[2]	Sally Beauty Holdings, Inc.	41,602
3,194		Scripps Networks Interactive	160,403
1,277	[2]	Sears Holdings Corp.	68,677
23,543		Staples, Inc.	362,562
25,545		Starbucks Corp.	1,465,772
6,652		Starwood Hotels & Resorts Worldwide, Inc.	393,798
29,746		TJX Cos., Inc.	1,240,706
26,109		Target Corp.	1,512,755
4,309	[2]	Tempur-Pedic International, Inc.	253,542
4,295		Tiffany & Co.	294,036
17,399		Time Warner Cable, Inc.	1,399,750
55,823		Time Warner, Inc.	2,091,130
4,070	[2]	TripAdvisor, Inc.	152,666
1,648		Tupperware Brands Corp.	102,654
3,737	[2]	Urban Outfitters, Inc.	108,224
2,963		V.F. Corp.	450,524
34,354		Viacom, Inc., Class B	1,593,682
300	[2]	Visteon Corp.	15,051
63,613		Walt Disney Co.	2,742,356
210		Washington Post Co., Class B	79,416
219		Weight Watchers International, Inc.	16,635
2,600		Whirlpool Corp.	166,452
486		Wiley (John) & Sons, Inc., Class A	21,962
4,923		Wyndham Worldwide Corp.	247,824
4,272		Wynn Resorts Ltd.	569,885
15,611		Yum! Brands, Inc.	1,135,388
		TOTAL	60,278,856
		Consumer Staples – 10.6%
69,849		Altria Group, Inc.	2,249,836
22,437		Archer-Daniels-Midland Co.	691,733
14,551		Avon Products, Inc.	314,302
5,317		Beam, Inc.	301,899
10,639		Brown-Forman Corp., Class B	918,678
53,119		CVS Caremark Corp.	2,370,170
Semi-Annual Shareholder Report

Shares			Value
6,015		Campbell Soup Co.	203,487
11,903		Clorox Co.	834,400
12,882		Coca-Cola Enterprises, Inc.	388,006
16,260		Colgate-Palmolive Co.	1,608,764
14,785		ConAgra Foods, Inc.	381,749
21,129	[2]	Constellation Brands, Inc., Class A	456,386
24,604		Costco Wholesale Corp.	2,169,335
6,149	[2]	Dean Foods Co.	75,510
23,211		Dr. Pepper Snapple Group, Inc.	941,902
8,285		Estee Lauder Cos., Inc., Class A	541,425
21,860		General Mills, Inc.	850,135
10,849		H.J. Heinz Co.	578,360
728		Harris Teeter Supermarkets, Inc.	27,642
5,180		Hershey Foods Corp.	347,112
7,158		Hormel Foods Corp.	208,011
8,359		Kellogg Co.	422,715
13,349		Kimberly-Clark Corp.	1,047,496
61,103		Kraft Foods, Inc., Class A	2,436,177
43,758		Kroger Co.	1,018,249
8,230		Lorillard, Inc.	1,113,437
4,467		McCormick & Co., Inc.	249,750
15,083		Mead Johnson Nutrition Co.	1,290,502
18,935		Molson Coors Brewing Co., Class B	787,317
58,591		PepsiCo, Inc.	3,867,006
71,646		Philip Morris International, Inc.	6,413,033
5,035		Post Holdings, Inc.	149,791
117,888		Procter & Gamble Co.	7,502,392
14,830		Reynolds American, Inc.	605,509
9,167		Safeway, Inc.	186,365
20,065		Sara Lee Corp.	442,233
3,845		Smucker (J.M.) Co.	306,177
19,824		Sysco Corp.	572,914
88,822		The Coca-Cola Co.	6,778,895
37,990		Tyson Foods, Inc., Class A	693,318
70,277		Wal-Mart Stores, Inc.	4,140,018
46,154		Walgreen Co.	1,618,159
5,505		Whole Foods Market, Inc.	457,300
		TOTAL	58,557,595
Semi-Annual Shareholder Report

Shares			Value
		Energy – 11.0%
7,393	[2]	Alpha Natural Resources, Inc.	119,249
21,195		Anadarko Petroleum Corp.	1,551,686
18,105		Apache Corp.	1,736,994
14,860		Baker Hughes, Inc.	655,475
7,650		CONSOL Energy, Inc.	254,286
7,186		Cabot Oil & Gas Corp., Class A	252,516
8,349	[2]	Cameron International Corp.	427,886
1,081		Carbo Ceramics, Inc.	90,901
22,468		Chesapeake Energy Corp.	414,310
89,130		Chevron Corp.	9,497,693
61,579		ConocoPhillips	4,410,904
13,242	[2]	Denbury Resources, Inc.	252,128
16,243		Devon Energy Corp.	1,134,574
2,361		Diamond Offshore Drilling, Inc.	161,847
2,286	[2]	Dresser-Rand Group, Inc.	111,282
10,366		EOG Resources, Inc.	1,138,290
5,038		EQT Corp.	250,993
26,208		El Paso Corp.	777,591
200,147		Exxon Mobil Corp.	17,280,692
8,091	[2]	FMC Technologies, Inc.	380,277
37,496		Halliburton Co.	1,283,113
3,685		Helmerich & Payne, Inc.	189,372
10,261		Hess Corp.	535,009
7,488		HollyFrontier Corp.	230,780
1,440	[2]	Kinder Morgan Management LLC	109,607
2,208	[2]	Kosmos Energy LLC	26,893
27,605		Marathon Oil Corp.	809,931
28,239		Marathon Petroleum Corp.	1,175,025
7,393		Murphy Oil Corp.	406,393
9,878	[2]	Nabors Industries Ltd.	164,469
17,104		National-Oilwell, Inc.	1,295,799
4,526	[2]	Newfield Exploration Co.	162,483
8,550		Noble Corp.	325,413
6,253		Noble Energy, Inc.	621,048
38,691		Occidental Petroleum Corp.	3,529,393
599	[2]	Oil States International, Inc.	47,668
11,587		Peabody Energy Corp.	360,472
4,181		Pioneer Natural Resources, Inc.	484,243
Semi-Annual Shareholder Report

Shares			Value
6,066		QEP Resources, Inc.	186,893
5,355		Range Resources Corp.	356,964
4,134	[2]	Rowan Cos., Inc.	142,747
59,768		Schlumberger Ltd.	4,431,200
11,839	[2]	Southwestern Energy Co.	373,876
22,081		Spectra Energy Corp.	678,770
3,622		Sunoco, Inc.	178,528
4,685	[2]	Tesoro Petroleum Corp.	108,926
23,111		Valero Energy Corp.	570,842
19,073	[2]	WPX Energy, Inc.	335,113
20,082		Williams Cos., Inc.	683,390
		TOTAL	60,703,934
		Financials – 14.1%
14,439		Ace Ltd.	1,096,931
21,078		Aflac, Inc.	949,353
16,899		Allstate Corp.	563,244
34,408		American Express Co.	2,071,706
18,247	[2]	American International Group, Inc.	620,945
13,351		American Tower Corp.	875,559
10,846		Ameriprise Financial, Inc.	587,962
11,028		Aon PLC	571,250
4,082		Apartment Investment & Management Co., Class A	110,826
3,010		Assurant, Inc.	121,423
3,230		Avalonbay Communities, Inc.	469,642
26,743		BB&T Corp.	856,846
799		BRE Properties, Inc., Class A	41,947
449,434		Bank of America Corp.	3,644,910
553		Bank of Montreal	32,832
40,877		Bank of New York Mellon Corp.	966,741
700		BankUnited, Inc.	17,220
67,993	[2]	Berkshire Hathaway, Inc.	5,470,037
4	[2]	Berkshire Hathaway, Inc., Class A	483,200
4,274		BlackRock, Inc.	818,813
5,964		Boston Properties, Inc.	645,603
11,128	[2]	CBRE Group, Inc.	209,318
2,579		CME Group, Inc.	685,550
368		CNA Financial Corp.	11,268
5,951		Camden Property Trust	402,704
Semi-Annual Shareholder Report

Shares			Value
33,471		Capital One Financial Corp.	1,856,971
36,649		Charles Schwab Corp.	524,081
9,195		Chubb Corp.	671,879
5,567		Cincinnati Financial Corp.	198,297
126,651		Citigroup, Inc.	4,184,549
6,680		Comerica, Inc.	213,894
715		Cullen Frost Bankers, Inc.	42,156
38,830		Discover Financial Services	1,316,337
10,645	[2]	E*Trade Group, Inc.	113,156
13,022		Equity Residential Properties Trust	800,072
3,099	[3]	Federated Investors, Inc.	68,426
15,362		Fidelity National Financial, Inc., Class A	296,026
38,014		Fifth Third Bancorp	540,939
46		First Citizens Bancshares, Inc., Class A	7,972
8,569		First Horizon National Corp.	78,663
1,411		First Republic Bank	46,605
5,479		Franklin Resources, Inc.	687,669
16,550	[2]	Genworth Financial, Inc., Class A	99,465
24,065		Goldman Sachs Group, Inc.	2,771,085
13,888		HCP, Inc.	575,658
16,976		Hartford Financial Services Group, Inc.	348,857
7,360		Health Care REIT, Inc.	417,018
1,927		Home Properties, Inc.	117,643
26,629		Host Marriott Corp.	443,107
268	[2]	Howard Hughes Corp.	17,985
17,704		Hudson City Bancorp, Inc.	124,990
29,600		Huntington Bancshares, Inc.	198,024
2,504	[2]	InterContinentalExchange, Inc.	333,132
16,333		Invesco Ltd.	405,712
174,352		JPMorgan Chase & Co.	7,493,649
40,218		KeyCorp	323,353
17,090		Kimco Realty Corp.	331,717
7,292		Legg Mason, Inc.	190,102
6,813		Leucadia National Corp.	169,371
9,863		Lincoln National Corp.	244,306
10,363		Loews Corp.	426,230
4,382		M & T Bank Corp.	378,035
24,231		Marsh & McLennan Cos., Inc.	810,527
Semi-Annual Shareholder Report

Shares			Value
54,810		MetLife, Inc.	1,974,804
6,599		Moody's Corp.	270,229
61,460		Morgan Stanley	1,062,029
5,944		NASDAQ Stock Market, Inc.	146,044
10,405		NYSE Euronext	267,929
8,178		Northern Trust Corp.	389,191
22,403		PNC Financial Services Group	1,485,767
12,298		People's United Financial, Inc.	151,757
1,430		Piedmont Office Realty Trust, Inc.	25,368
5,425		Plum Creek Timber Co., Inc.	228,067
10,227		Principal Financial Group	282,981
20,740		Progressive Corp., OH	441,762
15,611		ProLogis, Inc.	558,562
24,861		Prudential Financial, Inc.	1,505,085
6,892		Public Storage, Inc.	987,348
1,818		Rayonier, Inc.	82,446
53,888		Regions Financial Corp.	363,205
900	[2]	Rouse Properties, Inc.	12,096
390		SL Green Realty Corp.	32,152
17,185		SLM Corp.	254,854
10,384		Simon Property Group, Inc.	1,615,750
16,996		State Street Corp.	785,555
22,556		SunTrust Banks, Inc.	547,660
9,275		T. Rowe Price Group, Inc.	585,392
14,190		The Travelers Cos., Inc.	912,701
3,375		Torchmark Corp.	164,396
76,678		U.S. Bancorp	2,466,731
12,448		Unum Group	295,516
13,633		Ventas, Inc.	801,484
6,805		Vornado Realty Trust L.P.	584,141
222,572		Wells Fargo & Co.	7,440,582
24,853		Weyerhaeuser Co.	506,007
13,762		Willis Group Holdings PLC	501,762
10,711		XL Group PLC	230,394
6,178		Zions Bancorp	125,969
		TOTAL	78,279,204
		Health Care – 11.0%
64,982		Abbott Laboratories	4,032,783
Semi-Annual Shareholder Report

Shares			Value
11,883		Aetna, Inc.	523,327
13,317		Agilent Technologies, Inc.	561,711
1,510	[2]	Alexion Pharmaceuticals, Inc.	136,383
10,327		Allergan, Inc.	991,392
8,716	[2]	Allscripts Healthcare Solutions, Inc.	96,573
12,872		AmerisourceBergen Corp.	478,967
28,184		Amgen, Inc.	2,004,164
9,055		Bard (C.R.), Inc.	896,083
22,723		Baxter International, Inc.	1,259,081
7,125		Becton, Dickinson & Co.	558,956
10,293	[2]	Biogen Idec, Inc.	1,379,365
62,134	[2]	Boston Scientific Corp.	388,959
57,235		Bristol-Myers Squibb Co.	1,909,932
9,718		CIGNA Corp.	449,263
18,902		Cardinal Health, Inc.	798,988
23,517	[2]	CareFusion Corp.	609,325
17,053	[2]	Celgene Corp.	1,243,505
4,961	[2]	Cerner Corp.	402,288
4,761		Coventry Health Care, Inc.	142,782
16,390		Covidien PLC	905,220
3,158	[2]	DaVita, Inc.	279,736
4,858		Dentsply International, Inc.	199,469
3,941	[2]	Edwards Lifesciences Corp.	326,985
56,787		Eli Lilly & Co.	2,350,414
263	[2]	Endo Pharmaceuticals Holdings, Inc.	9,242
30,071	[2]	Express Scripts Holding Co.	1,677,661
9,408	[2]	Forest Laboratories, Inc., Class A	327,681
133	[2]	Gen-Probe, Inc.	10,846
36,393	[2]	Gilead Sciences, Inc.	1,892,800
1,302	[2]	HCA, Inc.	35,050
5,532	[2]	Hospira, Inc.	194,284
13,076		Humana, Inc.	1,054,972
6,251	[2]	Illumina, Inc.	278,357
1,333	[2]	Intuitive Surgical, Inc.	770,741
116,461		Johnson & Johnson	7,580,447
3,297	[2]	Laboratory Corp. of America Holdings	289,773
6,024	[2]	Life Technologies Corp.	279,273
16,100		McKesson Corp.	1,471,701
Semi-Annual Shareholder Report

Shares			Value
35,282		Medtronic, Inc.	1,347,772
127,430		Merck & Co., Inc.	5,000,353
14,449	[2]	Mylan Laboratories, Inc.	313,688
12,046	[2]	Myriad Genetics, Inc.	313,316
29		Novartis AG, ADR	1,600
2,908		Patterson Cos., Inc.	99,134
3,943		PerkinElmer, Inc.	108,827
3,155		Perrigo Co.	330,960
295,970		Pfizer, Inc.	6,786,592
5,441		Quest Diagnostics, Inc.	313,891
1,700	[2]	SXC Health Solutions Corp.	153,986
747	[2]	Sirona Dental Systems, Inc.	37,731
10,898		St. Jude Medical, Inc.	421,971
12,283		Stryker Corp.	670,283
14,112	[2]	Tenet Healthcare Corp.	73,241
14,350		Thermo Fisher Scientific, Inc.	798,578
2,526	[2]	Thoratec Laboratories Corp.	87,930
37,133		UnitedHealth Group, Inc.	2,085,018
3,798	[2]	Varian Medical Systems, Inc.	240,869
3,440	[2]	Waters Corp.	289,338
13,347	[2]	Watson Pharmaceuticals, Inc.	1,005,830
14,492		Wellpoint, Inc.	982,847
6,042		Zimmer Holdings, Inc.	380,223
		TOTAL	60,642,457
		Industrials – 10.1%
29,523		3M Co.	2,638,175
2,645	[2]	AGCO Corp.	123,178
3,635		Avery Dennison Corp.	116,247
3,332	[2]	Babcock & Wilcox Co.	81,967
29,585		Boeing Co.	2,272,128
543		Brinks Co. (The)	13,792
9,279		C.H. Robinson Worldwide, Inc.	554,327
35,683		CSX Corp.	796,088
26,654		Caterpillar, Inc.	2,739,232
1,300		Chicago Bridge & Iron Co., N.V.	57,746
3,732		Cintas Corp.	146,182
631	[2]	Clean Harbors, Inc.	43,059
5,557		Cooper Industries PLC	347,702
Semi-Annual Shareholder Report

Shares			Value
790	[2]	Copart, Inc.	20,864
214		Corporate Executive Board Co.	8,853
9,678		Cummins, Inc.	1,121,003
19,399		Danaher Corp.	1,051,814
15,568		Deere & Co.	1,282,181
14,991	[2]	Delta Air Lines, Inc.	164,301
6,027		Donnelley (R.R.) & Sons Co.	75,398
10,161		Dover Corp.	636,688
1,592		Dun & Bradstreet Corp.	123,826
12,751		Eaton Corp.	614,343
24,902		Emerson Electric Co.	1,308,351
5,025		Equifax, Inc.	230,246
3,728		Exelis, Inc.	42,984
20,537		Expeditors International Washington, Inc.	821,480
10,014		Fastenal Co.	468,855
12,564		FedEx Corp.	1,108,647
1,850		Flowserve Corp.	212,621
5,733		Fluor Corp.	331,081
14,402	[2]	Fortune Brands Home & Security, Inc.	327,501
2,034		Gardner Denver, Inc.	132,495
22,610		General Dynamics Corp.	1,526,175
439,433		General Electric Co.	8,604,098
8,619		Goodrich (B.F.) Co.	1,081,340
5,660	[2]	GrafTech International Ltd.	66,448
2,169		Grainger (W.W.), Inc.	450,762
27,492		Honeywell International, Inc.	1,667,665
462		Hubbell, Inc., Class B	37,071
17,434		Illinois Tool Works, Inc.	1,000,363
10,086		Ingersoll-Rand PLC, Class A	428,857
5,727		Iron Mountain, Inc.	173,929
4,407	[2]	Jacobs Engineering Group, Inc.	193,159
4,215		Joy Global, Inc.	298,296
2,800	[2]	KAR Auction Services, Inc.	51,520
4,752		L-3 Communications Holdings, Inc.	349,462
9,040		Lockheed Martin Corp.	818,482
2,450		MSC Industrial Direct Co.	180,590
584		Manpower, Inc.	24,878
12,130		Masco Corp.	159,873
Semi-Annual Shareholder Report

Shares			Value
11,195		Norfolk Southern Corp.	816,451
19,160		Northrop Grumman Corp.	1,212,445
13,331		PACCAR, Inc.	572,700
3,876		Pall Corp.	231,048
8,918		Parker-Hannifin Corp.	782,019
6,724		Pitney Bowes, Inc.	115,182
4,923		Precision Castparts Corp.	868,270
7,188	[2]	Quanta Services, Inc.	158,999
16,915		Raytheon Co.	915,778
10,660		Republic Services, Inc.	291,764
4,825		Robert Half International, Inc.	143,785
4,817		Rockwell Automation, Inc.	372,547
5,040		Rockwell Collins, Inc.	281,686
897		Rollins, Inc.	19,061
3,267		Roper Industries, Inc.	332,907
1,724		Ryder System, Inc.	83,993
2,012		Snap-On, Inc.	125,830
32,873		Southwest Airlines Co.	272,188
5,751		Stanley Black & Decker, Inc.	420,743
2,868	[2]	Stericycle, Inc.	248,369
9,565		Textron, Inc.	254,812
691		Timken Co.	39,048
15,631		Tyco International Ltd.	877,368
21,273		Union Pacific Corp.	2,391,936
34,012		United Parcel Service, Inc.	2,657,698
37,608		United Technologies Corp.	3,070,317
1,203	[2]	Verisk Analytics, Inc.	58,887
641	[2]	WABCO Holdings, Inc.	40,402
585	[2]	WESCO International, Inc.	38,838
1,036		Wabtec Corp.	80,580
5,050		Waste Connections, Inc.	162,762
15,647		Waste Management, Inc.	535,127
19,351		Xylem, Inc.	539,506
		TOTAL	56,139,369
		Information Technology – 19.6%
27,524		Accenture PLC	1,787,684
18,846	[2]	Adobe Systems, Inc.	632,472
19,800	[2]	Advanced Micro Devices, Inc.	145,728
Semi-Annual Shareholder Report

Shares			Value
6,033	[2]	Akamai Technologies, Inc.	196,676
13,776		Altera Corp.	490,012
729	[2]	Amdocs Ltd.	23,328
5,541		Amphenol Corp., Class A	322,154
11,128		Analog Devices, Inc.	433,769
40,470		Apple, Inc.	23,644,193
48,994		Applied Materials, Inc.	587,438
13,463	[2]	Autodesk, Inc.	530,038
16,635		Automatic Data Processing, Inc.	925,239
4,423		Avago Technologies Ltd.	152,505
6,846	[2]	BMC Software, Inc.	282,466
21,477	[2]	Broadcom Corp.	786,058
2,277		Broadridge Financial Solutions	52,849
12,377		CA, Inc.	327,000
255,466	[4]	Cisco Systems, Inc.	5,147,640
7,805	[2]	Citrix Systems, Inc.	668,186
11,677	[2]	Cognizant Technology Solutions Corp.	856,158
5,246		Computer Sciences Corp.	147,203
1,688	[2]	CoreLogic, Inc.	28,190
76,127		Corning, Inc.	1,092,422
51,781	[2]	Dell, Inc.	847,655
1,108	[2]	Dolby Laboratories, Class A	43,467
69,609	[2]	EMC Corp.	1,963,670
38,834	[2]	eBay, Inc.	1,594,136
11,103	[2]	Electronic Arts, Inc.	170,764
5,296		FLIR Systems, Inc.	118,948
2,842	[2]	F5 Networks, Inc.	380,629
7,938		Fidelity National Information Services, Inc.	267,273
2,054	[2]	First Solar, Inc.	37,794
4,701	[2]	Fiserv, Inc.	330,433
1,282	[2]	Fusion-io, Inc.	32,883
1,351		Global Payments, Inc.	62,727
11,651	[2]	Google, Inc.	7,051,535
3,836		Harris Corp.	174,691
69,133		Hewlett-Packard Co.	1,711,733
10,959		IAC Interactive Corp.	527,676
46,747		IBM Corp.	9,680,369
215,541		Intel Corp.	6,121,364
Semi-Annual Shareholder Report

Shares			Value
11,201		Intuit, Inc.	649,322
7,721	[2]	JDS Uniphase Corp.	93,810
6,221		Jabil Circuit, Inc.	145,882
17,850	[2]	Juniper Networks, Inc.	382,526
5,638		KLA-Tencor Corp.	294,022
23,966	[2]	LSI Logic Corp.	192,687
2,389		Lexmark International Group, Class A	71,909
9,037		Linear Technology Corp.	295,600
400	[2]	LinkedIn Corp.	43,380
5,744		Mastercard, Inc.	2,597,839
6,572		Microchip Technology, Inc.	232,255
33,350	[2]	Micron Technology, Inc.	219,777
329,058		Microsoft Corp.	10,536,437
4,623		Molex, Inc.	127,549
12,271	[2]	Motorola Mobility Holdings, Inc.	476,360
9,979		Motorola, Inc.	509,228
25,756	[2]	NVIDIA Corp.	334,828
12,310	[2]	NetApp, Inc.	477,997
2,447	[2]	Novellus Systems, Inc.	114,397
164,105		Oracle Corp.	4,823,046
10,933		Paychex, Inc.	338,704
5,021	[2]	Polycom, Inc.	66,629
71,044		Qualcomm, Inc.	4,535,449
863	[2]	Quest Software, Inc.	20,082
6,535	[2]	Red Hat, Inc.	389,551
11,465		SAIC, Inc.	139,414
4,612	[2]	Salesforce.com, Inc.	718,227
9,422	[2]	Sandisk Corp.	348,708
1,147		Solera Holdings, Inc.	51,546
24,740	[2]	Symantec Corp.	408,705
16,554		TE Connectivity Ltd.	603,559
5,818	[2]	Teradata Corp.	405,980
6,202	[2]	Teradyne, Inc.	106,736
41,997		Texas Instruments, Inc.	1,341,384
23,674		Total System Services, Inc.	556,813
5,665	[2]	Verisign, Inc.	232,888
23,614		Visa, Inc., Class A	2,904,050
7,920	[2]	Western Digital Corp.	307,375
Semi-Annual Shareholder Report

Shares			Value
21,011		Western Union Co.	386,182
45,177		Xerox Corp.	351,477
9,008		Xilinx, Inc.	327,711
41,161	[2]	Yahoo, Inc.	639,642
		TOTAL	108,176,818
		Materials – 3.3%
7,832		Air Products & Chemicals, Inc.	669,558
2,350		Airgas, Inc.	215,354
793		Albemarle Corp.	51,783
44,902		Alcoa, Inc.	436,897
3,627		Allegheny Technologies, Inc.	155,743
5,263		Ball Corp.	219,783
3,465		Bemis Co., Inc.	112,231
2,736		CF Industries Holdings, Inc.	528,212
4,817		Cliffs Natural Resources, Inc.	299,906
2,495	[2]	Crown Holdings, Inc.	92,265
430		Domtar Corp.	37,616
46,244		Dow Chemical Co.	1,566,747
31,608		Du Pont (E.I.) de Nemours & Co.	1,689,764
4,634		Eastman Chemical Co.	250,097
9,878		Ecolab, Inc.	629,130
2,370		FMC Corp.	261,767
51,140		Freeport-McMoran Copper & Gold, Inc.	1,958,662
2,749		International Flavors & Fragrances, Inc.	165,517
27,464		International Paper Co.	914,826
10,577		LyondellBasell Industries NV	441,907
5,860		MeadWestvaco Corp.	186,465
114		Minerals Technologies, Inc.	7,649
28,320		Monsanto Co.	2,157,418
11,699		Mosaic Co./The	617,941
16,787		Newmont Mining Corp.	799,901
12,697		Nucor Corp.	497,849
5,509	[2]	Owens-Illinois, Inc.	128,084
7,088		PPG Industries, Inc.	745,941
10,118		Praxair, Inc.	1,170,653
1,595		Rock-Tenn Co.	99,416
7,736		Sealed Air Corp.	148,377
3,472		Sensient Technologies Corp.	128,985
Semi-Annual Shareholder Report

Shares			Value
2,915		Sherwin-Williams Co.	350,616
4,073		Sigma-Aldrich Corp.	288,776
8,127	[2]	SunCoke Energy, Inc.	123,693
2,774		Titanium Metals Corp.	40,972
4,862		United States Steel Corp.	137,740
4,331		Vulcan Materials Co.	185,410
		TOTAL	18,513,651
		Telecommunication Services – 2.8%
246,138		AT&T, Inc.	8,100,401
28,944		CenturyLink, Inc.	1,116,081
8,491	[2]	Crown Castle International Corp.	480,675
33,927		Frontier Communications Corp.	137,065
12,499	[2]	MetroPCS Communications, Inc.	91,243
101,259	[2]	Sprint Nextel Corp.	251,122
1,245		Telephone and Data System, Inc.	30,241
131,641		Verizon Communications, Inc.	5,315,664
20,040		Windstream Corp.	225,250
		TOTAL	15,747,742
		Utilities – 3.3%
21,787	[2]	AES Corp.	272,773
5,388		AGL Resources, Inc.	212,449
22,274		Ameren Corp.	730,364
18,594		American Electric Power Co., Inc.	722,191
3,687		American Water Works Co., Inc.	126,243
8,669		CMS Energy Corp.	199,300
14,388		CenterPoint Energy, Inc.	290,782
11,233		Consolidated Edison Co.	667,802
5,828		DTE Energy Co.	328,583
19,332		Dominion Resources, Inc.	1,008,937
45,343		Duke Energy Corp.	971,701
24,822		Edison International	1,092,416
15,574		Entergy Corp.	1,021,031
35,201		Exelon Corp.	1,373,191
14,442		FirstEnergy Corp.	676,174
2,838		Integrys Energy Group, Inc.	155,068
7,817	[2]	NRG Energy, Inc.	132,889
14,113		NextEra Energy, Inc.	908,172
9,667		NiSource, Inc.	238,292
Semi-Annual Shareholder Report

Shares			Value
10,549		Northeast Utilities Co.	387,887
7,001		ONEOK, Inc.	601,316
14,204		P G & E Corp.	627,533
19,644		PPL Corp.	537,263
26,409		Pepco Holdings, Inc.	499,658
3,743		Pinnacle West Capital Corp.	180,974
10,012		Progress Energy, Inc.	532,839
19,263		Public Service Enterprises Group, Inc.	600,042
3,953		SCANA Corp.	182,312
8,160		Sempra Energy	528,278
29,382		Southern Co.	1,349,809
7,308		TECO Energy, Inc.	131,690
7,809		Wisconsin Energy Corp.	287,684
16,512		Xcel Energy, Inc.	446,815
		TOTAL	18,022,458
		TOTAL COMMON STOCKS (IDENTIFIED COST $212,830,571)	535,062,084
		EXCHANGE-TRADED FUND – 0.3%
13,064		SPDR S&P 500 ETF Trust (IDENTIFIED COST $1,516,978)	1,825,955
		WARRANT – 0.0%
		Consumer Discretionary – 0.0%
30,369	[2]	Ford Motor Co., Del., Warrants, Expiration Date 1/1/2013 (IDENTIFIED COST $151,845)	74,100
		MUTUAL FUND – 3.0%
16,234,780	[3,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	16,234,780
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $230,734,174)[6]	553,196,919
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[7]	6,512
		TOTAL NET ASSETS — 100%	$553,203,431

SECURITIES SOLD SHORT

Shares		Value
1,933	Acco Brands Corp. (PROCEEDS $20,279)	$20,393

Semi-Annual Shareholder Report

At April 30, 2012, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2] S&P 500 E-Mini Index Long Futures	138	$9,615,840	June 2012	$199,915
[2] S&P 500 Index Long Futures	21	$7,316,400	June 2012	$286,721
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$486,636

Net Unrealized Appreciation on Futures Contracts and Value of Securities Sold Short is included in “Other Assets and Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $16,932,240 at April 30, 2012, which represents 3.1% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 99.8%.
2	Non-income producing security.
3	Affiliated holdings.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.83	$12.69	$11.65	$15.53	$28.32	$27.23
Income From Investment Operations:
Net investment income	0.05	0.08[1]	0.07[1]	0.12[1]	0.17[1]	0.15
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	1.44	0.77	1.64	0.51	(9.60)	3.10
TOTAL FROM INVESTMENT OPERATIONS	1.49	0.85	1.71	0.63	(9.43)	3.25
Less Distributions:
Distributions from net investment income	(0.04)	(0.08)	(0.08)	(0.13)	(0.17)	(0.16)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.26)	(0.63)	(0.59)	(4.38)	(3.21)	(2.00)
TOTAL DISTRIBUTIONS	(0.30)	(0.71)	(0.67)	(4.51)	(3.38)	(2.16)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$14.02	$12.83	$12.69	$11.65	$15.53	$28.32
Total Return[3]	11.85%	6.87%	15.11%	8.55%	(36.87)%[2]	12.91%
Ratios to Average Net Assets:
Net expenses	1.43%[4]	1.43%	1.43%	1.43%	1.41%	1.40%
Net investment income	0.73%[4]	0.59%	0.58%	1.14%	0.78%	0.59%
Expense waiver/reimbursement[5]	0.07%[4]	0.06%	0.07%	0.09%	0.05%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,053	$29,402	$31,722	$32,489	$35,288	$75,531
Portfolio turnover	19%	53%	34%	31%	47%	49%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.90	$12.76	$11.71	$15.58	$28.41	$27.30
Income From Investment Operations:
Net investment income	0.07	0.12[1]	0.11[1]	0.15[1]	0.24[1]	0.23
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	1.46	0.77	1.65	0.53	(9.65)	3.13
TOTAL FROM INVESTMENT OPERATIONS	1.53	0.89	1.76	0.68	(9.41)	3.36
Less Distributions:
Distributions from net investment income	(0.07)	(0.12)	(0.12)	(0.17)	(0.23)	(0.25)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.26)	(0.63)	(0.59)	(4.38)	(3.21)	(2.00)
TOTAL DISTRIBUTIONS	(0.33)	(0.75)	(0.71)	(4.55)	(3.44)	(2.25)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$14.10	$12.90	$12.76	$11.71	$15.58	$28.41
Total Return[3]	12.04%	7.18%	15.51%	8.94%	(36.72)%[2]	13.29%
Ratios to Average Net Assets:
Net expenses	1.10%[4]	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.05%[4]	0.91%	0.91%	1.42%	1.11%	0.88%
Expense waiver/reimbursement[5]	0.07%[4]	0.06%	0.06%	0.09%	0.05%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,243	$32,474	$30,980	$25,796	$21,739	$73,702
Portfolio turnover	19%	53%	34%	31%	47%	49%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.96	$12.82	$11.76	$15.62	$28.48	$27.36
Income From Investment Operations:
Net investment income	0.13	0.22[1]	0.20[1]	0.24[1]	0.40[1]	0.45
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	1.45	0.77	1.66	0.53	(9.67)	3.12
TOTAL FROM INVESTMENT OPERATIONS	1.58	0.99	1.86	0.77	(9.27)	3.57
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.21)	(0.25)	(0.40)	(0.45)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.26)	(0.63)	(0.59)	(4.38)	(3.21)	(2.00)
TOTAL DISTRIBUTIONS	(0.37)	(0.85)	(0.80)	(4.63)	(3.61)	(2.45)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$14.17	$12.96	$12.82	$11.76	$15.62	$28.48
Total Return[3]	12.47%	7.96%	16.38%	9.78%	(36.23)%[2]	14.13%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.82%[4]	1.67%	1.65%	2.24%	1.84%	1.63%
Expense waiver/reimbursement[5]	0.08%[4]	0.09%	0.09%	0.10%	0.07%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,198	$187,164	$208,399	$170,766	$215,731	$651,327
Portfolio turnover	19%	53%	34%	31%	47%	49%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.90	$12.77	$11.71	$15.58	$28.41	$27.30
Income From Investment Operations:
Net investment income	0.10	0.18[1]	0.16[1]	0.20[1]	0.33[1]	0.35
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	1.45	0.76	1.66	0.52	(9.64)	3.12
TOTAL FROM INVESTMENT OPERATIONS	1.55	0.94	1.82	0.72	(9.31)	3.47
Less Distributions:
Distributions from net investment income	(0.09)	(0.18)	(0.17)	(0.21)	(0.33)	(0.36)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.26)	(0.63)	(0.59)	(4.38)	(3.21)	(2.00)
TOTAL DISTRIBUTIONS	(0.35)	(0.81)	(0.76)	(4.59)	(3.54)	(2.36)
Regulatory Settlement Proceeds	—	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$14.10	$12.90	$12.77	$11.71	$15.58	$28.41
Total Return[3]	12.28%	7.59%	16.10%	9.42%	(36.41)%[2]	13.78%
Ratios to Average Net Assets:
Net expenses	0.65%[4]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.52%[4]	1.35%	1.36%	1.90%	1.54%	1.33%
Expense waiver/reimbursement[5]	0.40%[4]	0.38%	0.38%	0.41%	0.32%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$289,710	$287,432	$231,807	$227,316	$235,167	$490,722
Portfolio turnover	19%	53%	34%	31%	47%	49%

Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $16,303,206 of investment in affiliated holdings (Note 5) (identified cost $230,734,174)		$553,196,919
Restricted cash (Note 2)		408,000
Income receivable		544,445
Receivable for investments sold		64,827
Receivable for shares sold		353,151
TOTAL ASSETS		554,567,342
Liabilities:
Securities sold short, at value (proceeds $20,279)	$20,393
Payable for shares redeemed	1,014,559
Payable for daily variation margin	58,702
Payable for transfer and dividend disbursing agent fees and expenses	122,437
Payable for Directors'/Trustees' fees	926
Payable for distribution services fee (Note 5)	46,981
Payable for shareholder services fee (Note 5)	69,304
Accrued expenses	30,609
TOTAL LIABILITIES		1,363,911
Net assets for 39,184,032 shares outstanding		$553,203,431
Net Assets Consist of:
Paid-in capital		$225,787,463
Net unrealized appreciation of investments, futures contracts, short sales and translation of assets and liabilities in foreign currency		322,949,265
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		4,070,167
Undistributed net investment income		396,536
TOTAL NET ASSETS		$553,203,431
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($32,052,635 ÷ 2,286,985 shares outstanding), no par value, unlimited shares authorized	$14.02
Offering price per share	$14.02
Redemption proceeds per share (99.00/100 of $14.02)	$13.88
Class R Shares:
Net asset value per share ($38,242,577 ÷ 2,712,482 shares outstanding), no par value, unlimited shares authorized	$14.10
Institutional Shares:
Net asset value per share ($193,198,429 ÷ 13,637,062 shares outstanding), no par value, unlimited shares authorized	$14.17
Service Shares:
Net asset value per share ($289,709,790 ÷ 20,547,503 shares outstanding), no par value, unlimited shares authorized	$14.10

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Dividends (including $14,580 received from affiliated holdings (Note 5))			$5,795,952
Interest			581
TOTAL INCOME			5,796,533
Expenses:
Management fee (Note 5)		$801,399
Custodian fees		61,501
Transfer and dividend disbursing agent fees and expenses (Note 2)		277,591
Directors'/Trustees' fees		4,352
Auditing fees		11,635
Legal fees		6,170
Portfolio accounting fees		67,220
Distribution services fee (Note 5)		624,103
Shareholder services fee (Note 5)		379,404
Account administration fee (Note 2)		9,603
Share registration costs		32,050
Printing and postage		38,671
Insurance premiums		2,431
Miscellaneous		9,372
TOTAL EXPENSES		2,325,502
Waivers and Reimursements:
Waiver/reimbursement of management fee (Note 5)	$(178,586)
Waiver of distribution services fee (Note 5)	(351,534)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(130,573)
TOTAL WAIVERS AND REIMBURSEMENTS		(660,693)
Net expenses			1,664,809
Net investment income			$4,131,724
Semi-Annual Shareholder Report

Statement of Operations — continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $4,566 on sales of investments in an affiliated holding (Note5))	$23,770,238
Net realized gain on futures contracts	1,656,060
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	33,016,662
Net change in unrealized appreciation of futures contracts	(258,664)
Net change in unrealized depreciation of short sales	(86)
Net realized and unrealized gain on investments, futures contracts, short sales and foreign currency transactions	$58,184,210
Change in net assets resulting from operations	$62,315,934

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,131,724	$8,068,087
Net realized gain on investments, futures contracts and foreign currency transactions	25,426,298	9,330,752
Net change in unrealized appreciation/depreciation of investments, futures contracts, short sales and translation of assets and liabilities in foreign currency	32,757,912	22,496,385
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,315,934	39,895,224
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(99,423)	(181,556)
Class R Shares	(165,885)	(292,986)
Institutional Shares	(1,596,001)	(3,350,130)
Service Shares	(1,985,326)	(4,223,910)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class C Shares	(579,699)	(1,568,488)
Class R Shares	(643,359)	(1,527,804)
Institutional Shares	(3,683,839)	(10,066,143)
Service Shares	(5,495,672)	(14,732,888)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,249,204)	(35,943,905)
Share Transactions:
Proceeds from sale of shares	57,014,830	211,309,478
Net asset value of shares issued to shareholders in payment of distributions declared	12,012,327	30,506,415
Cost of shares redeemed	(100,362,584)	(212,203,594)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,335,427)	29,612,299
Change in net assets	16,731,303	33,563,618
Net Assets:
Beginning of period	536,472,128	502,908,510
End of period (including undistributed net investment income of $396,536 and $111,447, respectively)	$553,203,431	$536,472,128

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2012 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (S&P 500).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

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Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class C Shares	$18,911	$(852)	$1,786
Class R Shares	48,171	—	—
Institutional Shares	46,759	(14,663)	—
Service Shares	163,750	(115,058)	7,817
TOTAL	$277,591	$(130,573)	$9,603

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows maintain exposure to the S&P 500 index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long futures contracts held by the Fund throughout the period was $14,603,684. This is based on amounts held as of each month-end throughout the fiscal period.

Short Sales

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$486,636*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$1,656,060
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(258,664)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	291,460	$3,872,433	466,284	$6,072,723
Shares issued to shareholders in payment of distributions declared	48,128	613,807	125,049	1,565,659
Shares redeemed	(344,657)	(4,591,010)	(798,330)	(10,379,937)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(5,069)	$(104,770)	(206,997)	$(2,741,555)
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	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	523,813	$7,184,517	877,940	$11,431,432
Shares issued to shareholders in payment of distributions declared	62,646	806,198	143,764	1,813,392
Shares redeemed	(390,865)	(5,221,346)	(931,914)	(12,212,691)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	195,594	$2,769,369	89,790	$ 1,032,133
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,581,864	$21,173,576	3,004,742	$39,864,781
Shares issued to shareholders in payment of distributions declared	248,222	3,227,398	666,498	8,469,807
Shares redeemed	(2,632,489)	(34,970,999)	(5,487,083)	(72,420,662)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(802,403)	$(10,570,025)	(1,815,843)	$(24,086,074)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,850,236	$24,784,304	11,603,379	$ 153,940,542
Shares issued to shareholders in payment of distributions declared	570,633	7,364,924	1,476,173	18,657,557
Shares redeemed	(4,151,618)	(55,579,229)	(8,959,464)	(117,190,304)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,730,749)	$(23,430,001)	4,120,088	$ 55,407,795
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,342,627)	$(31,335,427)	2,187,038	$ 29,612,299

4. FEDERAL TAX INFORMATION

At April 30, 2012, the cost of investments for federal tax purposes was $230,734,174. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $322,462,745. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $325,635,523 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,172,778.

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5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund's manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the Manager voluntarily waived $171,570 of its fee. In addition, an affiliate of the Manager reimbursed $130,573 of transfer and dividend disbursing agent fees and expenses.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$114,471	$ —
Class R Shares	84,655	—
Service Shares	424,977	(351,534)
TOTAL	$624,103	$(351,534)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2012, FSC retained $120,444 of fees paid by the Fund.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2012, FSC retained $2,104 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class C Shares	$35,687
Service Shares	343,717
TOTAL	$379,404

For the six months ended April 30, 2012, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2012, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are either: a) common shares of Federated Investors, Inc., the parent of the Manager; or b) mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2012, the Manager reimbursed $7,016. Transactions involving the affiliated holdings during the six months ended April 30, 2012, were as follows:

	Federated Investors, Inc.	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2011	3,343	13,531,400	13,534,743
Purchases/Additions	900	49,714,959	49,715,859
Sales/Reductions	1,144	47,011,579	47,012,723
Balance of Shares Held 4/30/2012	3,099	16,234,780	16,237,879
Value	$68,426	$16,234,780	$16,303,206
Dividend Income	$1,797	$12,783	$14,580

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2012, were as follows:

Purchases	$100,419,329
Sales	$141,600,697

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

Semi-Annual Shareholder Report

8. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,118.50	$7.53
Class R Shares	$1,000	$1,120.40	$5.80
Institutional Shares	$1,000	$1,124.70	$1.85
Service Shares	$1,000	$1,122.80	$3.43
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.75	$7.17
Class R Shares	$1,000	$1,019.39	$5.52
Institutional Shares	$1,000	$1,023.12	$1.76
Service Shares	$1,000	$1,021.63	$3.27
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class C Shares	1.43%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.65%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated max-cap index fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was Semi-Annual Shareholder Report included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in Semi-Annual Shareholder Report the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, different portfolio management techniques made necessary by different cash flows, and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the one and three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as information that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common Semi-Annual Shareholder Report industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403

2052905 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date June 19, 2012